(Loss)/Earnings Per Common Share (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Common shares
Shares with anti-dilutive effect, not included in calculation of earnings per share	3,437,148	2,649,796
Convertible Preferred Stock
Shares with anti-dilutive effect, not included in calculation of earnings per share	7,950,425	8,479,000